Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Summary of Lease Liabilities

	Interest rate	Maturity	31.12.2022	31.12.2023	31.12.2023
	%		RMB’000	RMB’000	US$’000

Current (Note 17)	1.3 - 6.7	2024	31,433	33,272	4,684

Non- current (Note 17)	1.3 - 6.7	2025-2034	28,208	16,009	2,254